Average Annual Total Returns	12 Months Ended
Nov. 30, 2014
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.78%
Five Years	5.26%
Ten Years	4.41%
Inception Date	Apr. 07, 1986
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.87%
Five Years	5.34%
Ten Years	4.49%
Inception Date	May 14, 2001
Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	0.04%
Ten Years	1.21%
Inception Date	Jun. 13, 1988
Return After Taxes on Distributions | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.72%
Five Years	5.25%
Ten Years	4.39%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.85%
Five Years	4.96%
Ten Years	4.34%
Barclays PA Municipal Bond Index | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.02%
Five Years	5.25%
Ten Years	4.88%
Barclays PA Municipal Bond Index | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.02%
Five Years	5.25%
Ten Years	4.88%
Other States Tax-Exempt Money Market Funds Average | Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	0.01%
Ten Years	0.98%
Spliced Pennsylvania Tax-Exempt Money Market Funds Average | Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	none
Ten Years	0.97%